Consolidated Statements of Operations (Interim Periods Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues
Interest income from investment in real estate loans	$ 427,000	$ 259,000	$ 1,008,000	$ 1,016,000	$ 1,244,000	$ 1,829,000
Gain related to pay off of real estate loan, including recovery of allowance for loan loss	31,000	100,000	1,268,000	133,000	249,000	124,000
Gain related to pay off of notes receivable, including recovery of allowance for notes receivable	79,000		226,000		505,000	142,000
Other income		42,000		100,000	89,000
Total revenues	537,000	401,000	2,502,000	1,249,000	2,087,000	2,095,000
Operating expenses
Management fees - related party	242,000	274,000	791,000	823,000	1,098,000	1,098,000
Provision for loan loss	50,000	955,000	815,000	955,000	1,028,000	8,300,000
Interest expense	2,000	60,000	2,000	178,000	206,000	965,000
Professional fees	166,000	247,000	753,000	927,000	1,419,000	4,750,000
Provision for doubtful accounts related to receivable			(226,000)	(91,000)		133,000
Loan fees						3,000
Consulting	49,000	63,000	161,000	134,000	217,000	105,000
Insurance	73,000	73,000	219,000	230,000	304,000	316,000
Other	26,000	92,000	143,000	225,000	310,000	687,000
Total operating expenses	608,000	1,764,000	2,884,000	3,472,000	4,582,000	16,357,000
Income (loss) from operations	(71,000)	(1,363,000)	(382,000)	(2,223,000)	(2,495,000)	(14,262,000)
Non-operating income (loss)
Interest income from banking institutions		1,000	1,000	6,000	7,000	1,000
Recovery from settlement with loan guarantor	203,000		746,000
Settlement income	90,000		90,000
Gain on sale of marketable securities			15,000
Impairment of marketable securities - related party						(628,000)
Discounted professional fees				1,620,000	1,580,000
Settlement expense			(66,000)			(2,239,000)
Total other non-operating income (loss), net	293,000	1,000	786,000	1,626,000	1,587,000	(2,866,000)
Income (loss) from continuing operations	222,000	(1,362,000)	404,000	(597,000)	(908,000)	(17,128,000)
Discontinued operations, net of income taxes
Income from guarantors related to real estate held for sale						2,000
Net gain on sale of real estate held for sale		64,000	12,000	74,000	1,258,000	285,000
Expenses related to real estate held for sale	(252,000)	(258,000)	(1,094,000)	(657,000)	(867,000)	(1,138,000)
Write-downs on real estate held for sale		(708,000)	(1,420,000)	(1,321,000)	(1,951,000)	(3,686,000)
Gain related to HFS settlement					430,000
Income from asset held for sale, net of income taxes	95,000		95,000
Income from Hawaiian cemeteries and mortuaries, net of income taxes		862,000		1,739,000	1,889,000	159,000
Total income (loss) from discontinued operations	(157,000)	(40,000)	(2,407,000)	(165,000)	759,000	(4,378,000)
Net income (loss)	65,000	(1,402,000)	(2,003,000)	(762,000)	(149,000)	(21,506,000)
Allocation to noncontrolling interest – related party	9,000	328,000	9,000	661,000	718,000	60,000
Net income (loss) attributable to common stockholders	$ 56,000	$ (1,730,000)	$ (2,012,000)	$ (1,423,000)	$ (867,000)	$ (21,566,000)
Basic and diluted income (loss) per weighted average common share
Continuing operations (in Dollars per share)	$ 0.02	$ (0.11)	$ 0.03	$ (0.05)	$ (0.08)	$ (1.27)
Discontinued operations (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.20)	$ (0.06)	$ 0.01	$ (0.33)
Total basic and diluted income (loss) per weighted average common share (in Dollars per share)	$ 0.01	$ (0.13)	$ (0.17)	$ (0.11)	$ (0.07)	$ (1.60)
Weighted average common shares outstanding (in Shares)	12,273,764	12,969,862	12,444,897	13,082,341	12,991,208	13,464,092